Acquisitions (Details 6) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		6 Months Ended	3 Months Ended	0 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Mar. 01, 2014	Mar. 02, 2014	Mar. 31, 2012	Mar. 31, 2011
Acquisitions
Number of business acquired	2
Cash paid, net of cash acquired	$ 14,000
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	555,220	1,107,006	1,170,490				167,245	8,568
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		25 years
Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Other Water Solutions
Acquisitions
Number of business acquired		2
Value of common units issued		6,800
Cash paid, net of cash acquired		151,600
Number of common units issued to acquire business (in shares)				222,381
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade			2,146
Inventories			192
Prepaid expenses and other current assets			62
Goodwill			49,067
Accounts payable - trade			(119)
Accrued expenses and other payables			(293)
Other noncurrent liabilities			(64)
Fair value of net assets acquired			158,366
Other Water Solutions | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade		2,146
Inventories		192
Prepaid expenses and other current assets		61
Goodwill		47,750
Accounts payable - trade		(119)
Accrued expenses and other payables		(293)
Other noncurrent liabilities		(64)
Fair value of net assets acquired		158,366
Other Water Solutions | Change
Estimated fair values of the assets acquired and liabilities assumed
Prepaid expenses and other current assets			1
Goodwill			1,317
Other Water Solutions | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			72,000
Other Water Solutions | Customer relationships | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		72,000
Other Water Solutions | Trade names
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			3,325
Other Water Solutions | Trade names | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		3,325
Other Water Solutions | Non-compete agreements
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			260
Useful life of intangible assets			3 years
Other Water Solutions | Non-compete agreements | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		260
Other Water Solutions | Water facility development agreement
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			14,000
Useful life of intangible assets			5 years
Other Water Solutions | Water facility development agreement | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		14,000
Other Water Solutions | Water facility option agreement
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			2,500
Other Water Solutions | Water facility option agreement | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		2,500
Other Water Solutions | Minimum | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets			8 years
Other Water Solutions | Maximum | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets			10 years
Other Water Solutions | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			76
Other Water Solutions | Vehicles | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		90
Other Water Solutions | Vehicles | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			(14)
Other Water Solutions | Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			5 years
Other Water Solutions | Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			10 years
Other Water Solutions | Water treatment facilities and equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			11,717
Other Water Solutions | Water treatment facilities and equipment | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		14,394
Other Water Solutions | Water treatment facilities and equipment | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			(2,677)
Other Water Solutions | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			3,278
Other Water Solutions | Buildings and leasehold improvements | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		1,906
Other Water Solutions | Buildings and leasehold improvements | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			1,372
Other Water Solutions | Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			3 years
Other Water Solutions | Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			30 years
Other Water Solutions | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			207
Other Water Solutions | Land | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		206
Other Water Solutions | Land | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			1
Other Water Solutions | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			12
Other Water Solutions | Other | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		12
Disposal facilities acquired under option and development agreements
Acquisitions
Cash paid, net of cash acquired					3,700
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade			124
Inventories			119
Goodwill			15,443
Accounts payable - trade			(232)
Other noncurrent liabilities			(50)
Fair value of net assets acquired			27,287
Purchase price						21,000
Disposal facilities acquired under option and development agreements | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade		245
Inventories		197
Goodwill		15,281
Accounts payable - trade		(263)
Accrued expenses and other payables		(7)
Other noncurrent liabilities		(50)
Fair value of net assets acquired		27,287
Disposal facilities acquired under option and development agreements | Change
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade			(121)
Inventories			(78)
Goodwill			162
Accounts payable - trade			31
Accrued expenses and other payables			7
Disposal facilities acquired under option and development agreements | Water treatment facilities and equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			10,539
Disposal facilities acquired under option and development agreements | Water treatment facilities and equipment | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		10,540
Disposal facilities acquired under option and development agreements | Water treatment facilities and equipment | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			(1)
Disposal facilities acquired under option and development agreements | Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			3 years
Disposal facilities acquired under option and development agreements | Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			30 years
Disposal facilities acquired under option and development agreements | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			1,130
Disposal facilities acquired under option and development agreements | Buildings and leasehold improvements | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		1,130
Disposal facilities acquired under option and development agreements | Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			7 years
Disposal facilities acquired under option and development agreements | Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			30 years
Disposal facilities acquired under option and development agreements | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			213
Disposal facilities acquired under option and development agreements | Land | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		213
Disposal facilities acquired under option and development agreements | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			1
Disposal facilities acquired under option and development agreements | Other | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		1
Disposal facilities acquired under option and development agreements | Other | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			3 years
Disposal facilities acquired under option and development agreements | Other | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			5 years